Significant Accounting Policies - Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk, percentage	56.00%	52.00%	28.00%
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		18.00%	7.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	17.00%	21.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	17.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%